SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of share options granted

The following table summarizes the share options granted to the Group’s employees during the year ended December 31, 2012:

Options granted to employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, January 1, 2012	—	—	—	—	—
Granted	23,404,120	3.81	0.95
Forfeited	(535,912)	3.81	0.95
Exercised	—

Outstanding, December 31, 2012	22,868,208	3.81	0.95	4.10	—

Vested and expected to vest at December 31, 2012	22,868,208	3.81	0.95	4.10	—
Exercisable at December 31, 2012	—	3.81	0.95	4.10	—

The following table summarizes the share options granted to the employees of VODone during the year ended December 31, 2012:

Options granted to employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, January 1, 2012	—	—	—	—	—
Granted	2,431,592	3.81	0.95
Forfeited	—
Exercised	—

Outstanding, December 31, 2012	2,431,592	3.81	0.95	4.10	—

Vested and expected to vest at December 31, 2012	2,431,592	3.81	0.95	4.10	—
Exercisable at December 31, 2012	—	3.81	0.95	4.10	—

Summary of RSUs Granted

The following table summarizes the RSUs granted by Company for the years ended December 31, 2011 and 2012:

RSUs granted by the Company	Outstanding RSUs	Weighted average grant date fair value
		RMB
Unvested, December 31, 2010	—	—
Granted	1,220,000	4,856
Vested	—	—
Forfeited	—	—

Unvested, December 31, 2011	1,220,000	4,856
Granted	2,498,000	8,978
Cancelled	(1,859,000)	(6,986)
Vested	(464,750)	(1,712)
Forfeited	—	—

Unvested, December 31, 2012	1,394,250	5,136

Dragon Joyce Group | Binomial Option Pricing Model
Assumptions Used to Estimate Grant Date Fair Value of Equity Awards Granted

The grant date, December 31, 2010 and the modification date fair value of the liability awards granted by Dragon Joyce was estimated using the binomial option pricing model with the following assumptions:

	July 30, 2010	December 31, 2010	October 27, 2011
Risk-free interest rate	2.28%	3.28%	3.04%
Dividend yield	—	—	—
Expected volatility range	59.00%	48.42%	50.19%
Weighted average expected life	2 year	1.58 year	0.76 year
Suboptimal exercise factor	3	3	3
Estimated forfeiture rate	—	—	—
Fair value of 0.724% of the equity interest in Dragon Joyce	RMB2,952	RMB3,547	RMB4,269

3GUU Holding Limited ("3GUU Holding") | Binomial Option Pricing Model
Assumptions Used to Estimate Grant Date Fair Value of Equity Awards Granted

The grant date and settlement date fair value of the liability awards granted by 3GUU BVI was estimated using the binomial option pricing model with the following assumptions:

	January 3, 2011	October 29, 2011
Risk-free interest rate	3.34%	3.14%
Dividend yield	—	—
Expected volatility range	52.74%	47.02%
Weighted average expected life	2 year	1.18 year
Suboptimal exercise factor	3	3
Estimated forfeiture rate	—	—
Fair value of 0.610% of the equity interest in 3GUU BVI	RMB1,883	RMB2,523

VODone Limited
Summary of share options granted

The following table summarizes the share options granted by VODone to the Group’s employees for the years ended December 31, 2010, 2011 and 2012:

Options granted to employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, December 31, 2009	5,000,000	1.48	0.34
Granted	5,900,000	1.93	0.47
Exercised	(4,700,000)	1.50	0.34
Outstanding, December 31, 2010	6,200,000	1.89	0.46
Granted	—
Exercised	—

Outstanding, December 31, 2011	6,200,000	1.89	0.46
Granted	—
Exercised	—

Outstanding, December 31, 2012	6,200,000	1.89	0.46	0.89	—

Vested at December 31, 2012	6,200,000	1.89	0.46	0.89	—
Exercisable at December 31, 2012	6,200,000	1.89	0.46	0.89	—

Assumptions Used to Estimate Grant Date Fair Value of Equity Awards Granted

The grant date fair value of the equity awards granted by VODone to the Group’s employees was estimated using the Black-Scholes option pricing model with the following assumptions:

November 18, 2010
Risk-free interest rate	0.26%
Dividend yield	0.6%
Expected volatility range	53.12%
Weighted average expected life	1 year
Estimated forfeiture rate	—

VODone Limited | Monte Carlo Simulation Valuation Model
Assumptions Used to Estimate Grant Date Fair Value of Equity Awards Granted

The grant date fair value of the equity awards granted to employees of the Group and VODone was estimated using the Monte Carlo simulation model with the following assumptions:

February 6, 2012
Risk-free interest rate	0.75%
Dividend yield	2.00%
Expected volatility rate	51.64%
Weighted-average expected life	5.00
Estimated forfeiture rate	—
Fair value of the Company’s ordinary shares	RMB3.25

OWX Holding | Binomial Option Pricing Model
Assumptions Used to Estimate Grant Date Fair Value of Equity Awards Granted

The grant date, December 31, 2010 and the modification date fair value of the liability awards granted by OWX Holding was estimated using the binomial option pricing model with the following assumptions:

	October 26, 2010	December 31, 2010	October 28, 2011
Risk-free interest rate	2.34%	3.32%	3.07%
Dividend yield	—	—	—
Expected volatility range	56.00%	41.05%	60.82%
Weighted average expected life	2 year	1.82 year	0.99 year
Suboptimal exercise factor	3	3	3
Estimated forfeiture rate	—	—	—
Fair value of 2.198% of the equity interest in OWX Holding	RMB3,722	RMB3,722	RMB2,895